Shareholders' Equity (Summary Of Preferred And Common Share Activity) (Detail) (USD $)	12 Months Ended							12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Preferred Stock [Member]	Dec. 31, 2010 Preferred Stock [Member]	Dec. 31, 2009 Preferred Stock [Member]	Dec. 31, 2008 Preferred Stock [Member]	Dec. 31, 2011 Common Stock [Member]		Dec. 31, 2010 Common Stock [Member]		Dec. 31, 2009 Common Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Balance, Preferred Stock, Issued				0	0	0	0
Balance, Preferred Stock, Issued				0	0	0	0
Balance, Common Stock, Issued	119,812,123							119,812,123	[1]	125,812,123	[1]	128,812,123	[1]
Retirement of treasury stock, Issued								(7,500,000)	[1]	(6,000,000)	[1]	(3,000,000)	[1]
Balance, Common Stock, Issued	112,312,123	119,812,123						112,312,123	[1]	119,812,123	[1]	125,812,123	[1]
Balance, Treasury Stock	(947,497)			0	0	0	0	(947,497)	[1]	(1,551,033)	[1]	(1,750,651)	[1]
Grants of restricted stock	173,553	121,923	115,060					173,553	[1]	121,923	[1]	115,060	[1]
Forfeitures of restricted stock								$ (7,153)	[1]	$ (10,621)	[1]
Issuance of common stock due to exercise of stock options, Treasury Stock	4,829,892	1,273,598	189,258					4,829,892	[1]	1,273,598	[1]	189,258	[1]
Treasury stock acquired								(23,281,453)	[1]	(6,781,364)	[1]	(3,104,700)	[1]
Retirement of treasury stock	7,500,000	6,000,000	3,000,000					7,500,000	[1]	6,000,000	[1]	3,000,000	[1]
Balance, Treasury Stock	(11,732,658)	(947,497)		0	0	0	0	(11,732,658)	[1]	(947,497)	[1]	(1,551,033)	[1]

[1]	Retroactively adjusted for stock split described in Note 1